Right-of-use assets, long-term financial assets and lease liabilities - Statement of income/(loss) and cash flow (Details) - CHF (SFr) SFr in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Statements of income/(loss) and cash flows
Depreciation of right-of-use assets	SFr 134	SFr 141	SFr 269	SFr 282
Interest expense on lease liabilities	24	18	47	36
Expense for short-term leases and leases of low value	189	173	488	347
Total	347	332	804	665
Total cash outflow for leases	SFr 349	SFr 333	SFr 805	SFr 666